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General Information and 24-Hour Yield and Balance Information
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Distributor--Resrv Partners, Inc.

RF/ANNUAL 07/00

                                     [LOGO]

                                   ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                    MAY 31, 2000

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 Principal                                                                     Value
   Amount     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--76.0%                 (Note 1)
 ---------    ----------------------------------------------                 --------
              DOMESTIC--17.2%
$200,000,000  Harris Trust & Savings Bank, 6.59%, 7/3/00..............  $       200,000,000
 200,000,000  Southtrust Bank NA, 6.58%, 7/10/00......................          200,000,000
 150,000,000  U.S. Bank, N.A. 6.27%, 6/5/00...........................          150,000,000
 200,000,000  Wilmington Trust Co., 6.20% - 6.59%, 6/27/00 -
              7/19/00.................................................          200,000,000
                                                                        -------------------
                                                                                750,000,000
                                                                        -------------------
              YANKEES--58.8%
 200,000,000  Banque Nationale de Paris, 6.15% - 6.31%, 6/6/00 -
              6/19/00.................................................          200,000,000
 200,000,000  Bayerische Hypo-und Vereinsbank, AG, 6.15%, 6/19/00.....          200,000,000
 150,000,000  Canadian Imperial Bank of Commerce, 6.65% - 6.74%,
              8/17/00 - 2/12/01.......................................          149,966,724
 180,000,000  Commerzbank, AG, 6.15%, 6/15/00.........................          180,000,000
  80,000,000  Den Danske Bank, 6.46%, 6/14/00.........................           80,000,000
 200,000,000  Deutsche Bank, AG, 6.75%, 8/23/00.......................          200,000,000
 200,000,000  Dexia Bank, 6.75%, 8/24/00..............................          200,000,000
 200,000,000  Dresdner Bank, 6.20%, 6/26/00...........................          200,000,000
 200,000,000  National Westminster Bank, PLC, 6.30% - 6.56%, 6/5/00 -
              11/22/00................................................          199,950,938
 150,000,000  Rabo Bank Nederland NV, 6.52%, 1/24/01..................          149,962,970
 200,000,000  Societe Generale, 6.25%, 7/17/00........................          200,000,000
 200,000,000  Svenska Handelsbaken, 6.44%, 6/12/00....................          200,000,000
 200,000,000  Toronto Dominion Bank, 6.14%, 6/15/00...................          200,000,000
 200,000,000  Westdeutsche Landesbank Girozentrale, 6.75%, 3/23/01....          199,923,341
                                                                        -------------------
                                                                              2,559,803,973
                                                                        -------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $3,309,803,973).........................................        3,309,803,973
                                                                        -------------------
              EURO TIME DEPOSITS--6.9%
 150,000,000  Chase Manhattan Bank, 6.81%, 6/1/00.....................          150,000,000
 150,000,000  Bank One, 6.81%, 6/1/00.................................          150,000,000
                                                                        -------------------
              Total Euro Time Deposits (Cost $300,000,000)............          300,000,000
                                                                        -------------------
              REPURCHASE AGREEMENTS--20.9%
              Bear, Stearns & Co. Inc., 6.55%, 6/1/00 (collateralized
              by FNMA 0% due 12/20/27 valued at $3,235,452, FGRA 0%
              due 10/15/27 valued $4,198,121, FGRM 6.00% to 8.00% due
              7/15/09 to 10/15/27 valued at $24,888,611, FGSI 0% due
              1/1/24 to 4/1/30 valued at $372,508,029, FNST 0% due
              6/1/23 to 5/1/29 valued at $114,445,125, FNRA 0% due
              2/25/24 valued at $1,099,919, FNRM 0% due 9/25/28 valued
              at $2,908,844, FRRM 0% due 3/25/22 valued at
              $29,137,756, GNMA 6.0% to 7.0% due 1/20/24 to 7/15/29
              valued at $30,633,461)..................................          563,000,000
 563,000,000
              Donaldson, Luftkin and Jenrette Securities Corp., 6.56%,
              6/1/00 (collateralized by FGPC 5.50% to 7.0% due 1/10/24
              to 11/18/27 valued at $226,890,812, FNMS 6.00% to 6.50%
              due 9/1/28 to 7/1/29 valued at $133,609,815)............          350,000,000
 350,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $913,000,000).........          913,000,000
                                                                        -------------------

               Total Investments (Cost $4,522,803,973).............     103.8%  4,522,803,973
               Liabilities, Less Other Assets......................      (3.8)   (166,863,596)
                                                                     --------  --------------
               Net Assets..........................................     100.0% $4,355,940,377
                                                                     ========  ==============
               Net asset value, offering and redemption price per share based on 4,355,940,377 shares of beneficial interest,
               $.001 par value outstanding...................................           $1.00
                                                                               ==============

                       See notes to financial statements.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 Principal                                                                    Value
   Amount     REPURCHASE AGREEMENTS--99.9%                                  (Note 1)
 ---------    ----------------------------                                  --------
              Bear, Stearns & Co. Inc., 6.53%, 6/1/00 (collateralized
              by GNMA, 6.00% to 9.05% due from 6/15/09 to 4/15/37
              valued at $389,888,122).................................  $     367,000,000
$367,000,000
              DLJ Securities Corporation, 6.55%, 6/1/00
              (collateralized by GNMA, 5.50% to 10.50% due from
              7/15/01 to 5/20/30 valued at $309,002,244)..............        300,000,000
 300,000,000
                                                                        -----------------

               Total Repurchase Agreements (Cost $667,000,000).....      99.9%  667,000,000
               Other Assets, Less Liabilities......................       0.1       698,041
                                                                     --------  ------------
               Net Assets..........................................     100.0% $667,698,041
                                                                     ========  ============
               Net asset value, offering and redemption prices per share
               based on 667,698,041 shares of beneficial interest,
               $.001 par value outstanding...................................         $1.00
                                                                               ============

                       See notes to financial statements.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 Principal                                                                Value
   Amount     U.S. TREASURY BILLS--99.3%                                (Note 1)
 ---------    --------------------------                                --------
$ 20,000,000  5.39%, 6/1/00.......................................  $      20,000,000
  41,000,000  5.55%--5.60%, 6/8/00................................         40,955,696
  30,000,000  5.50%, 6/15/00......................................         29,935,833
  41,000,000  5.50%--5.53%, 6/22/00...............................         40,868,473
  21,000,000  5.56%, 6/29/00......................................         20,909,187
  35,500,000  5.56--5.63%, 7/6/00.................................         35,306,795
  25,000,000  5.25%--5.62%, 7/13/00...............................         24,836,865
  42,000,000  5.48%--5.99%, 8/17/00...............................         41,480,496
  30,000,000  5.60%--5.85%, 8/24/00...............................         29,594,525
  21,000,000  5.76%--5.88%, 9/7/00................................         20,670,393
  38,000,000  5.95%--6.13%, 11/2/00...............................         37,028,217
  54,500,000  6.09%--6.12%, 11/9/00...............................         53,014,127
                                                                    -----------------

               Total U.S. Treasury Bills (Cost $394,600,607).......      99.3%  394,600,607
               Other Assets, Less Liabilities......................       0.7     2,601,929
                                                                     --------  ------------
               Net Assets..........................................     100.0% $397,202,536
                                                                     ========  ============
               Net asset value, offering and redemption prices per share
               based on 397,202,536 shares of beneficial interest,
               $.001 par value outstanding...................................         $1.00
                                                                               ============

                                          GLOSSARY
            FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGPC   --
            Federal Home Loan Mortgage Corp. ("FHLMC") Gold Adjustable Rate REMIC
FGRA   --
            FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGRM   --
            Freddie MAC Gold Strip Interest Portion
FGSI   --
            Federal Home Loan Mortgage Corporation
FHLMC  --
            Federal National Mortgage Association
FNMA   --
            FNMA Mortgage-Backed Pass-Through Securities
FNMS   --
            FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRA   --
            Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed
            Pass-Through Securities
FNRM   --
            FNMA Strips
FNST   --
            Government National Mortgage Association ("GNMA") REMIC issued by FHLMC Fixed
            Rate
FRRM   --
            Government National Mortgage Association
GNMA   --
            Real Estate Mortgage Investment Conduit
REMIC  --

                       See notes to financial statements.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  -----------
Interest Income (Note 1).........................................  $216,080,457  $40,385,517  $16,331,461
                                                                   ------------  -----------  -----------

Expenses (Note 2)
  Management fee.................................................       946,261    232,213             --
  Comprehensive fee..............................................    28,376,946  5,506,073      2,549,541
  Distribution assistance........................................     7,528,836  1,471,218        637,466
  Other..........................................................       783,000    145,752            674
                                                                   ------------  -----------  -----------
    Total Expenses before waiver.................................    37,635,043  7,355,256      3,187,681
    Less: expenses waived (Note 2)...............................            --         --       (434,951)
                                                                   ------------  -----------  -----------
    Net Expenses.................................................    37,635,043  7,355,256      2,752,730
                                                                   ------------  -----------  -----------

Net Investment Income, representing net increase in Net Assets from Investment Operations.....................................  $178,445,414  $33,030,261  $13,578,731
                                                                   ============  ===========  ===========

                       See notes to financial statements.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              Year Ended        Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                             May 31, 2000      May 31, 1999     May 31, 2000     May 31, 1999     May 31, 2000     May 31, 1999
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
Increase in Net Assets from
Investment Operations:
  Net investment
    income...............  $    178,445,414  $    134,365,969  $   33,030,261   $   29,798,286   $   13,578,731   $    11,017,000
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

Dividends paid to Shareholders From:
  Net investment income
    (Note 1).............      (178,445,414)     (134,365,969)    (33,030,261)     (29,798,286)     (13,578,731)      (11,017,000)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

From Capital Share Transactions (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    23,580,681,398    16,224,681,639   3,858,075,628    3,450,382,930    1,623,852,533     1,315,560,422
  Dividends reinvested...       178,445,414       134,365,969      33,030,261       29,798,286       13,578,731        11,017,000
  Cost of shares
    redeemed.............   (22,733,249,526)  (15,736,604,580) (3,939,601,776)  (3,416,454,910)  (1,526,930,793)   (1,279,635,650)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    derived from capital
    share transactions
    and from investment
    operations...........     1,025,877,286       622,443,028     (48,495,887)      63,726,306      110,500,471        46,941,772

Net Assets:
  Beginning of year......     3,330,063,091     2,707,620,063     716,193,928      652,467,622      286,702,065       239,760,293
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of year............  $  4,355,940,377  $  3,330,063,091  $  667,698,041   $  716,193,928   $  397,202,536   $   286,702,065
                           ================  ================  ===============  ===============  ===============  ===============

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into four (4) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund (collectively, the "Funds"). The financial statements and notes apply only to Primary, U.S. Government and U.S. Treasury Funds.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments. (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

     C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  Management Fee and other Transactions With Affiliates:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. Effective June 26, 1999, the Primary and U.S. Government Funds entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

     Under the new agreement, for its services, RMCI receives a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. During the year ended May 31, 2000, RMCI voluntarily reduced its fee for the U.S. Treasury Fund by $339,331.

     Distribution Assistance:
     ---------------------------------------------------------------------------
     Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the year ended May 31, 2000, RMCI voluntarily reimbursed the Fund a total of $95,620 pursuant to the undertaking.

(3)  Management's Use of Estimates:
--------------------------------------------------------------------------------
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.
(4)  Composition of Net Assets:
--------------------------------------------------------------------------------
     At May 31, 2000, the composition of each Fund's net assets was as follows:

                                              Primary      U.S. Government  U.S. Treasury
                                           --------------  ---------------  -------------
      Par Value..........................  $    4,355,940   $    667,698    $    397,203
      Paid-in-Capital....................   4,351,584,437    667,030,343     396,805,333
                                           --------------   ------------    ------------
      Net Assets.........................  $4,355,940,377   $667,698,041    $397,202,536
                                           ==============   ============    ============

(5)  Financial Highlights:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated.

                                                                   For Fiscal Years Ended May 31,
                                                          ------------------------------------------------
                                                            2000      1999      1998      1997      1996
                                                          --------  --------  --------  --------  --------
      PRIMARY FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income from investment
        operations......................................     .0492     .0438     .0483     .0457     .0490
      Less dividends from net investment income.........    (.0492)   (.0438)   (.0483)   (.0457)   (.0490)
                                                          --------  --------  --------  --------  --------
      Net asset value at end of year....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................     4.92%     4.38%     4.83%     4.57%     4.90%
      Ratios/Supplemental Data
      --------------------------------------------------
      Net assets end of year (millions).................  $4,355.9  $3,330.1  $2,707.6  $2,104.1  $1,664.1
      Ratio of expenses to average net assets...........     1.00%     1.00%      .94%      .98%      .98%
      Ratio of net investment income to average net
        assets..........................................     4.74%     4.26%     4.71%     4.47%     4.79%
      U.S. GOVERNMENT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income from investment
        operations......................................     .0471     .0426     .0471     .0449     .0484
      Less dividends from net investment income.........    (.0471)   (.0426)   (.0471)   (.0449)   (.0484)
                                                          --------  --------  --------  --------  --------
      Net asset value at end of year....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................     4.71%     4.26%     4.71%     4.49%     4.84%
      Ratios/Supplemental Data
      --------------------------------------------------
      Net assets end of year (millions).................  $  667.7  $  716.2  $  652.5  $  611.8  $  568.5
      Ratio of expenses to average net assets...........     1.00%     1.00%      .99%      .99%     1.00%
      Ratio of net investment income to average net
        assets..........................................     4.12%     4.16%     4.63%     4.40%     4.75%

--------------------------------------------------------------------------------

                                                                   For Fiscal Years Ended May 31,
                                                          ------------------------------------------------
                                                            2000      1999      1998      1997      1996
                                                          --------  --------  --------  --------  --------
      U.S. TREASURY FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income from investment
        operations......................................     .0443     .0410     .0456     .0443     .0466
      Less dividends from net investment income.........    (.0443)   (.0410)   (.0456)   (.0443)   (.0466)
                                                          --------  --------  --------  --------  --------
      Net asset value at end of year....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................     4.43%     4.10%     4.56%     4.43%     4.66%
      Ratios/Supplemental Data
      --------------------------------------------------
      Net assets end of year (millions).................  $  397.2  $  286.7  $  239.8  $  169.2  $  142.8
      Ratio of expenses to average net assets (a).......     1.00%     1.00%      .97%      .97%      .99%
      Ratio of net investment income to average net
        assets (a)......................................     4.12%     3.76%     4.26%     4.13%     4.33%

---------------

(a) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income of the U.S. Treasury Fund amounted to:

                                                  Net
                                      Expense  Investment
                         Fiscal Year   Ratio     Income
                         -----------  -------  ----------

                            5/00       .86%      4.26%
                            5/99       .77       3.99
                            5/98       .77       4.46
                            5/97       .77       4.33
                            5/96       .79       4.53

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees of The Reserve Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Primary, U.S. Government and U.S. Treasury Funds (three of the four series constituting The Reserve Fund) (the "Funds") at May 31, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
July 7, 2000